UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      02-11-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  43
                                        -------------------

Form 13F Information Table Value Total:  $951,430
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 12/31/04


        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  32,894      1,236,611   X                              213,099   1,023,512
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103  25,633      1,869,659   X                              309,086   1,560,573
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  24,799        681,478   X                              120,933     560,545
AXA ADR SPONSORED       FOREIGN COMMON  054536107  24,634        995,324   X                              212,525     782,799
BANK AMER CORP COM      COMMON          060505104   6,480        137,910   X                                8,520     129,390
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  42,145        922,608   X                              169,372     753,236
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  23,670        405,305   X                               83,174     322,131
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  30,463        808,039   X                              141,814     666,225
CANON INC ADR           FOREIGN COMMON  138006309  27,374        504,493   X                               90,693     413,800
CITIGROUP INC COM       COMMON          172967101   6,124        127,115   X                                7,082     120,033
COCA COLA CO            COMMON          191216100   6,183        148,495   X                               40,435     108,060
DANSKE BK A/S ADR       FOREIGN COMMON  236363107  19,302        629,698   X                              133,625     496,073
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  33,501        578,799   X                               76,725     502,074
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107  34,154      1,467,720   X                              255,016   1,212,704
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  32,535        258,545   X                               47,336     211,209
EXXON MOBIL CORP COM    COMMON          30231G102   7,096        138,438   X                                7,950     130,488
FEDERAL NAT MORTGAGE    COMMON          313586109   5,296         74,371   X                                4,303      70,068
GENERAL ELEC CO         COMMON          369604103   6,216        170,299   X                               10,544     159,755
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  35,965        758,910   X                              134,620     624,290
HEINEKEN N V ADR        FOREIGN COMMON  423012202  30,740        921,974   X                              163,149     758,825
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  41,973        492,994   X                              122,096     370,898
I B M                   COMMON          459200101   6,005         60,912   X                                3,415      57,497
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103  32,475      1,073,539   X                              191,695     881,844
JOHNSON & JOHNSON       COMMON          478160104   6,458        101,835   X                                5,939      95,896
KAO CORP ADR            FOREIGN COMMON  485537302  20,135         78,749   X                               13,564      65,185
LILLY, ELI AND COMPAN   COMMON          532457108   4,379         77,169   X                                4,546      72,623
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109  28,861        784,488   X                              141,982     642,506
MERCK & CO INC          COMMON          589331107       -            210   X                                  210           -
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  35,038        535,701   X                               89,875     445,826
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  22,740      1,451,167   X                              250,139   1,201,028
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  38,107        754,000   X                              133,714     620,286
PFIZER INC              COMMON  COMMON  717081103   4,268        158,733   X                                9,120     149,613
PROCTER & GAMBLE COMP   COMMON          742718109   6,303        114,442   X                                6,669     107,773
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804  27,576        480,579   X                               87,572     393,007
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104  17,424        607,731   X                              126,338     481,393
SANOFI-AVENTIS ADR      FOREIGN COMMON  80105N105  38,780        968,287   X                              178,033     790,254
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501  29,487        348,257   X                               66,261     281,996
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  31,365      1,549,743   X                              282,293   1,267,450
TOTAL FINA ELF S A AD   COMMON          89151E109  38,929        354,416   X                               62,986     291,430
UBS AG SHS              FOREIGN COMMON  H8920M855  26,147        311,871   X                               66,460     245,411
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709   2,292         49,287   X                               12,824      36,463
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  31,971        808,988   X                              123,974     685,014
VERIZON COMMUNICATION   COMMON          92343V104   5,513        136,090   X                                8,672     127,418
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